Notes Payable (Details) - USD ($) $ / shares in Units, $ in Thousands															1 Months Ended								9 Months Ended	12 Months Ended
	Oct. 10, 2022	Sep. 23, 2022	Aug. 14, 2022	Aug. 10, 2022	Feb. 25, 2022	Aug. 10, 2021	Aug. 05, 2021	Jun. 09, 2021	May 13, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 01, 2021	Jan. 13, 2021	Nov. 22, 2020	Dec. 28, 2022	Oct. 19, 2022	Sep. 23, 2022	Jul. 31, 2022	Jul. 26, 2022	Feb. 25, 2022	Aug. 26, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 25, 2022	Apr. 30, 2022	Oct. 13, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes Payable (Details) [Line Items]
Issuance of additional notes payable																					$ 30,000
Net proceeds			$ 46,800			$ 30,400		$ 35,600		$ 6,400	$ 5,200		$ 3,300
Original issue discount rate			10.00%			8.00%																			15.00%
Interest rate																								14.00%
Maturity date			Aug. 14, 2026														Oct. 27, 2028				Mar. 01, 2022	Jun. 09, 2028			Feb. 10, 2023
Principal amount repaid																				$ 30,000
Accrued interest					$ 2,100															$ 2,100				$ 23,300
Warrant term							6 years																	6 years
Diluted capitalization percentage																								0.20%
Exercise price (in Dollars per share)		$ 0.6427																					$ 0.5	$ 10
Fair value of warrants APIC							$ 2,500					$ 5,000										$ 5,100		$ 69,671	$ 22,700
Payment premium percentage																					14.00%			14.00%
Restricted Cash																								$ 18,514	530,477
Payment Premium																				$2.1
Principal amount			$ 52,000			$ 33,900		20,000		$ 7,000												$ 20,000
Issunace and discount of debt issucance costs								200
Interest, per annum																		10.00%						15.00%
Accured interest payable											15.75%											30.00%		8.00%
Purchase additional amount								$ 40,000
Debt issuance costs						$ 800							$ 200
Conversion price (in Dollars per share)						$ 10
Convertible shares percentage				30.00%
Conversion price, percentage																		92.00%						90.00%
Aggregate principal amount	$ 6,700	$ 7,500														$ 6,700	$ 7,500		$ 35,000								$ 200
Exercise purchase option																			$ 40,000
Conversion of convertible securities (in Shares)	11,496,868													423,053		11,496,868
Original issue discount percentage			50.00%
Purchasers fund			$ 52,000
Original issuance discounts			$ 5,200																					$ 27,000
Bear interest payable													0.00%											10.00%
Total commitments																								$ 300,000
Total potential commitments																								300,000
Aggregate principal amount		$ 7,500															$ 7,500							75,100
Conversion price (in Dollars per share)																	$ 1.05
Funding total																								$ 30,000
Bridge warrants, description																								the Company issued the Purchasers a total of 16,392,267 warrants (“Bridge Warrants” or “SPA Warrants”). Upon their issuance, the Bridge Warrants had an exercise price of $5.0 per share, subject to full ratchet anti-dilution protection and other adjustments, exercisable for seven years from the date of issuance (see Note 14, Stockholders’ Equity). The Company may repurchase the Bridge Warrants for $0.01 per share if and to the extent the VWAP of the Company’s Class A Common Stock during 20 out of 30 trading days prior to the repurchase is greater than $15.0 per share, subject to certain additional conditions. During the year ended December 31, 2022, the Purchasers exercised 8,559,863 Bridge Warrants. As of December 31, 2022, there were 346,453,115 Bridge Warrants outstanding.
Comprehensive Loss																								$ 95,100	24,700
Converted equity																								45,400
Notes payable issuance costs																								3,800
Additional paid in capital															$ 900									3,655,771	3,482,226
Notes payable																								85,200					$ 700	$ 4,400	$ 4,400
Loan from related party notes payable																								91,400	700
Cash																												$ 10,000
Net carrying amount																								93,700
Original issuance discounts										8.00%	6.50%		6.50%
PaymentsOfDebtIssuanceCosts													$ 3,800											$ 3,834	3,355
premium convertible into equity, percentage											50.00%													50.00%
Conversion rate of note total															$ 19,000
Warrant [Member]
Notes Payable (Details) [Line Items]
Exercise price (in Dollars per share)																							$ 0.5
Fair value of warrants APIC																								$ 8,000
Notes Payable [Member]
Notes Payable (Details) [Line Items]
Principal amount											$ 5,600
Change in fair value measurements																								7,700
Fair Value, Inputs, Level 3 [Member]
Notes Payable (Details) [Line Items]
Loan from related party notes payable																								8,700	13,300
Fair value hierarchy																								4,900	5,400
U.S. based investment firm [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Principal amount						$ 33,900
NPA [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable												85,000
Notes payable, principal amount												55,000
Net proceeds												$ 51,500
Original issue discount rate												4.00%
Interest rate												14.00%
Maturity date												Mar. 01, 2022
Principal amount repaid					$ 55,000
Accrued interest												$ 7,700
Fair value of warrants APIC																								2,000
NPA [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Net proceeds													9,900
Principal amount													11,300
Debt issuance costs													$ 500
Original issuance discounts													8.00%
Business Combination [Member]
Notes Payable (Details) [Line Items]
Restricted Cash																									25,000
Business Combination [Member]
Notes Payable (Details) [Line Items]
Accrued interest																								7,400
Cash																								48,200
Minimum [Member]
Notes Payable (Details) [Line Items]
Cash requirement																								$ 5,000
Liquidation premium, percentage											42.00%
conversion rate															1.05%
Minimum [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Liquidation premium, percentage																								35.00%
Minimum [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Original issue discount percent																						8.00%
Maximum [Member]
Notes Payable (Details) [Line Items]
Cash requirement																								$ 25,000
Liquidation premium, percentage											52.00%
conversion rate															0.89%
Maximum [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Liquidation premium, percentage																								45.00%
Maximum [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Original issue discount percent																						13.00%
Senyun [Member]
Notes Payable (Details) [Line Items]
Financing sources description																								On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1.5 million on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions).
ATW [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)																		$ 10
VWAP [Member]
Notes Payable (Details) [Line Items]
Conversion price, percentage																		95.00%
SPA [Member]
Notes Payable (Details) [Line Items]
Aggregate principal amount																										$ 60,000
Conversion price (in Dollars per share)																	$ 1.05
Conversion price																	$ 25,000
Bridge Notes [Member] | Senyun [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																								$ 26,000
Bridge Warrants [Member] | Senyun [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																								$ 95,100
Class A Common Stock [Member]
Notes Payable (Details) [Line Items]
Exercise price (in Dollars per share)						$ 10	$ 10	$ 10																$ 10
Warrants to purchase shares (in Shares)							670,092																	662,083
Purchase of shares (in Shares)																						1,500,000
Price per share (in Dollars per share)																						$ 10
Conversion price (in Dollars per share)			$ 2.69
Purchase shares (in Shares)																								1,187,083
Notes payable																								$ 25,900
Shares of common stock (in Shares)																								7,688,153
Class A Common Stock [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Original issuance discounts									$ 75,100
Class A Common Stock [Member] | Business Combination [Member]
Notes Payable (Details) [Line Items]
Shares of common stock (in Shares)																								6,854,013
Class A Common Stock [Member] | Conversion Price [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)			$ 2.2865
ATW NPA Notes and Bridge Notes [Member]
Notes Payable (Details) [Line Items]
Additional paid in capital																								$ 99,500	98,400
East West Bank [Member]
Notes Payable (Details) [Line Items]
Accrued interest																									$ 200
Principal amount																								$ 9,000
U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Issunace and discount of debt issucance costs								$ 4,200
Interest, per annum																						10.00%